PENSION AND OTHER POSTRETIREMENT BENEFITS - RETIREMENT SAVINGS PLAN (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Canada
Pension and Other Postretirement Benefit Disclosures
Percent of match	5.00%
Total contributions by the Company	$ 13,000,000	$ 14,000,000	$ 0
United States
Pension and Other Postretirement Benefit Disclosures
Percent of match	6.00%
Total contributions by the Company	$ 27,000,000	$ 31,000,000	$ 13,000,000